Property, plant and equipment (Details 4) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	€ 63,158	€ 70,793
Additions	8,778	8,490
Reclassification to proved mineral interest
Net book amount - end of the year	60,302	63,158
Unproved Mineral Interest [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	2,390	2,450
Additions	592	112
Net (impairments) reversals	(505)	147
Reclassification to proved mineral interest	(110)	(7)
Other changes and currency translation differences	111	(312)
Net book amount - end of the year	2,478	2,390
Unproved Mineral Interest [Member] | Congo [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	1,162	1,254
Additions	26
Net (impairments) reversals	(429)	72
Reclassification to proved mineral interest	(32)	(7)
Other changes and currency translation differences	42	(157)
Net book amount - end of the year	769	1,162
Unproved Mineral Interest [Member] | Nigeria [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	825	938
Additions	56
Net (impairments) reversals
Reclassification to proved mineral interest
Other changes and currency translation differences	40	(113)
Net book amount - end of the year	921	825
Unproved Mineral Interest [Member] | Turkmenistan [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	192	138
Additions
Net (impairments) reversals	(76)	75
Reclassification to proved mineral interest	(44)
Other changes and currency translation differences	5	(21)
Net book amount - end of the year	77	192
Unproved Mineral Interest [Member] | USA [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	99	113
Additions
Net (impairments) reversals
Reclassification to proved mineral interest
Other changes and currency translation differences	4	(14)
Net book amount - end of the year	103	99
Unproved Mineral Interest [Member] | Algeria [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	105
Additions		112
Net (impairments) reversals
Reclassification to proved mineral interest	(32)
Other changes and currency translation differences	4	(7)
Net book amount - end of the year	77	105
Unproved Mineral Interest [Member] | Egypt [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	7	7
Additions	23
Net (impairments) reversals
Reclassification to proved mineral interest	(2)
Other changes and currency translation differences	1
Net book amount - end of the year	29	€ 7
Unproved Mineral Interest [Member] | United Arab Emirates [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Additions	487
Other changes and currency translation differences	15
Net book amount - end of the year	€ 502